Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Capital and reserves [Abstract]
Schedule of issued share capital
	December 31,		December 31,
	2022		2021
	Number	CHF	Number	CHF
Common shares with a par value of CHF 0.20 each	1,180,053	236,011	748,213	149,643
Total	1,180,053	236,011	748,213	149,643

Schedule of common shares
	Common Shares
	(Number)
	2022	2021
As of January 1	748,213	570,858
Exercise of warrants	—	44,872
LPC equity line	315,000	—
ATM program	116,843	59,235
Share-based payments (bonus)	—	8,731
Conversion convertible loan	—	25,841
Shares issued for Trasir acquisition	—	38,676
Fractional shares	(3)	—
Total, as of December 31	1,180,053	748,213